Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions
Note 24 – Related party transactions
Prior to emerging from Chapter 11 proceedings on February 22, 2022, our main related parties included (i) affiliated companies over which we held significant influence, and (ii) companies who were either controlled by or whose operating policies were significantly influenced by Hemen, who was a major shareholder of the Predecessor Company. On emergence, Hemen’s equity interest in Seadrill substantially decreased and, as a result, companies who were either controlled by or whose policies were significantly influenced by Hemen are no longer related parties. These include Archer, Frontline, Seatankers, Northern Drilling and Northern Ocean.
Companies over which we hold significant influence include Sonadrill, Gulfdrill, and Paratus Energy Services Limited (formerly Seadrill New Finance Limited or “NSNCo”) (“PES”), following the disposal of 65% of our equity interest in PES in January 2022. PES owns 100% of SeaMex and holds a 50% equity interest in Seabras

Sapura. Prior to November 2, 2021, SeaMex was an affiliated company of which we held a 50% interest. On November 2, 2021, NSNCo purchased the residual equity in SeaMex, which led to it becoming a wholly owned subsidiary, until the disposal of 65% of our interest in PES in January 2022. Aquadrill (formerly Seadrill Partners) was an affiliated company until it emerged from Chapter 11 proceedings in May 2021. The information presented within the Predecessor period of this note includes all services performed prior to May 2021.
In the following sections we provide an analysis of transactions with related parties and balances outstanding with related parties.
Related party revenue
The below table provides an analysis of related party revenues for periods presented in this report.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Management fees revenues (a)	58	22	118	12	77
Reimbursable revenue (b)	4	17	9	3	46
Lease revenue (c)	7	7	16	4	19

Total related party operating revenues	69	46	143	19	142

(a)
We provide management and administrative services to SeaMex, PES, Sonadrill and, in the Predecessor period, Aquadrill. We provide operational and technical support services to SeaMex, Sonadrill and, in the Predecessor period, Aquadrill and Northern Ocean. We charge our affiliates for support services provided either on a cost-plus mark up or dayrate basis.

(b)	We recognized reimbursable revenues from Sonadrill for project work on the Quenguela rig.
(c)	Lease revenue earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill.
Related party operating expenses
The below table provides an analysis of related party operating expenses for periods presented in this report.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
West Bollsta lease (d)	—	(10)	—	—	(31)
West Hercules lease (e)	—	(2)	—	(3)	(2)
Other related party operating expenses (f)	—	(1)	—	—	(3)

Total related party operating expenses	—	(13)	—	(3)	(36)

(d)
Seadrill entered a charter agreement to lease the
West Bollsta
rig from Northern Ocean in 2020. During 2021, the charter was amended to cancel the drilling of the 10th well. Following emergence from Chapter 11 proceedings, Northern Ocean is no longer a related party. Refer to Note 20
–
“Leases’’
 for details.

(e)
Seadrill incurred operating lease expense related to its lease of the
West Hercules
following a lease modification in August 2021 which resulted in the lease being reclassified as an operating lease rather than a finance lease. Refer to Note 20
–
“Leases” for further details. Following emergence from Chapter 11 proceedings, SFL is no longer a related party.

(f)
We received services from certain other related parties. These included management and administrative services from Frontline, warehouse rental from Seabras Sapura and other services from Archer and Seatankers. Following emergence from Chapter 11 proceedings, these companies are no longer related parties.

Related party receivable balances
The below table provides an analysis of related party receivable balances for periods presented in this report.

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Related party loans and interest (g)	—	9
Trading and other balances (h)	63	20
Allowance for expected credit losses (i)	(1)	(1)

Total related party receivables	62	28

Of which:
Amounts due from related parties – current	62	28
Amounts due from related parties – non-current	—	—

(g)	In 2021, the Sponsor Minimum Liquidity Shortfall loan receivable from SeaMex, which earned interest at 6.5% plus 3-month US LIBOR, was fully settled in March 2022.
(h)
Trading and other balances are primarily comprised of receivables from Gulfdrill for lease income, as well as from SeaMex, PES and Sonadrill for related party management and crewing fees. Per our contractual terms, these balances are either settled monthly or quarterly in arrears, or in certain cases, in advance.

(i)
Allowances recognized for expected credit losses on our related party loan and trade receivables following adoption of accounting standard update
2016-13
– Measurement of Credit Losses on Financial Instruments. Refer to Note 5
–
“Current expected credit losses” for further information.

The below table provides an analysis of the receivable balance by counterparty:

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Sonadrill	53	4
Gulfdrill	7	13
PES / SeaMex (j)	3	12
Gross amount receivable	63	29
Less: CECL allowance	(1)	(1)

Receivable net of CECL allowance	62	28

(j)	Receivables from PES / SeaMex as at December 31, 2021, represent balances between the continuing operations of Seadrill and the discontinued operations held for sale.

Related party payable balances
The below table provides an analysis of related party payable balances as of September 30, 2022 (Successor) and December 31, 2021 (Predecessor) presented in this report.

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Liabilities from Seadrill to SFL (k)	—	503

Total related party liabilities	—	503
Of which:
Amounts due to related parties – current	—	—
Liabilities subject to compromise	—	503

(k)
On filing for Chapter 11, our prepetition related party payables were reclassified to Liabilities subject to compromise (“LSTC”) in our Consolidated Balance Sheets at December 31, 2021 (Predecessor). Upon emergence from Chapter 11 proceedings in February 2022, all LSTC balances were extinguished with a gain on settlement recognized in “Reorganization items, net”. For further information refer to Note 4 – “Fresh Start accounting”. Following emergence from Chapter 11 proceedings, SFL is no longer a related party.

The following table provides a summary of the related party lease liabilities to SFL as at September 30, 2022 (Successor) and December 31, 2021 (Predecessor).

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
West Taurus lease liability	—	345
West Linus lease liability	—	158

Total lease liabilities to SFL	—	503

Other related party transactions
We have made guarantees over performance to end customers on behalf of Sonadrill. We have not recognized a liability for any of these guarantees as we do not consider it to be probable that the guarantees would be called.

Note 27 – Related party transactions
Prior to emerging from Chapter
 11 on February 22, 2022, our main related parties included (i) affiliated companies over which we held significant influence, (ii) affiliated companies and (iii) companies who were either controlled by or whose operating policies were significantly influenced by Hemen, who was a major shareholder of the Predecessor Company. On emergence, Hemen’s equity interest in Seadrill will substantially decrease and companies who were either controlled by or whose policies were significantly influenced by Hemen will no longer be related parties.
Companies over which we hold significant influence include Seabras Sapura, Sonadrill and Gulfdrill. In addition, prior to November 2, 2021, SeaMex was an affiliated company with which we held a 50% interest. On November 2, 2021, we purchased the residual equity in SeaMex, which led to it becoming a wholly owned subsidiary. Our investments in both SeaMex and Seabras Sapura are included within assets held for sale and liabilities associated with assets held for sale in our Consolidated Balance Sheet.
Aquadrill (formerly Seadrill Partners) was an affiliated company until it emerged from Chapter 11 in May 2021. The information presented within this note includes all services performed prior to May 2021.
Companies that are controlled by, or whose operating policies may be significantly influenced by, Hemen include SFL, Archer, Frontline, Seatankers, Northern Drilling and Northern Ocean. In the following sections we provide an analysis of transactions with related parties and balances outstanding with related parties.
Related party revenue
The below table provides an analysis of related party revenues for periods presented in this report.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
		(As adjusted)	(As adjusted)
Management fee revenues (a)	98	135	113
Reimbursable revenues (b)	65	148	218
Leasing revenues (c)	26	19	1
Other	—	3	1

Total related party operating revenues	189	305	333

(a)
We provide management and administrative services to SeaMex, Sonadrill and, until May 2021, Aquadrill, as well as operational and technical support services to SeaMex, Sonadrill, Northern Ocean and, until May 2021, Aquadrill. We charge our affiliates for support services provided either on a cost-plus mark-up
or dayrate basis.

(b)
We recognized reimbursable revenues from Northern Ocean for work performed to mobilize the Northern Ocean rigs
West Mira
and
West Bollsta
, as well as from Sonangol relating to preparation costs for the
Quenguela
contract commencing in January 2022. Following the cancellation of the Wintershall contract, a settlement agreement has been signed with Northern Ocean extinguishing all outstanding claims.
In December 2021, the
agreement became effective and the CECL provision of $138 million was written off against the receivable. The remaining receivable of $18 million was net was settled for no cash against the lease liability owed to Northern Ocean for the West Bollsta .
(c)	Lease revenue earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill.
Related party operating expenses

The below table provides an analysis of related party operating expenses for periods presented in this report.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

West Bollsta lease (d)	57	10	—
West Hercules lease (e)	10	—	—
Other related party operating expenses (f)	3	2	3

Total related party operating expenses	70	12	3

(d)	Seadrill entered a charter agreement to lease the West Bollsta rig from Northern Ocean in 2020. Refer to Note 22 – “Leases” for details.
(e)	Lease expense following the change to operating lease in August 2021. Refer to Note 22 – “Leases” for details.
(f)	We received services from certain other related parties. These included management and administrative services from Frontline and other services from Seatankers.
Related party financial items
In 2021, $1 million (2020; nil) interest income was recognized on an $8 million “Minimum Liquidity Shortfall” loan issued to SeaMex during 2020.
Related party receivable balances
The below table provides an analysis of related party receivable balances for periods presented in this report.

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Related party loans and interest (g)	9	8
Trading balances (h)	20	236
Allowance for expected credit loss (i)	(1)	(153)

Total related party receivables	28	91

Of which:
Amounts due from related parties – current	28	85
Amounts due from related parties – non-curren t	—	6

Total amounts due from related parties	28	91

(g)	Sponsor Minimum Liquidity Shortfall loan receivable from SeaMex which earns interest at 6.5% plus 3-month US LIBOR.
(h)
Trading balances are primarily comprised of receivables from Gulfdrill for lease income, as well as from SeaMex and Sonadrill for related party management and crewing fees. Per our contractual terms these balances are either settled monthly or quarterly in arrears, or in certain cases, in advance. After its emergence from Chapter 11 in May 2021, Aquadrill is no longer considered a related party and any amounts due from them have been reclassified to “Accounts receivable, net” in our Consolidated Balance Sheets.

The below table provides an analysis of the receivable balance:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020
Northern Ocean	—	140
Aquadrill	—	61
Gulfdrill	13	17
Sonadrill	4	10
NSNCo/SeaMex (Discontinued operations)	3	8
Gross amount receivable	20	236
Less: CECL allowance	(1)	(153)

Receivable net of CECL allowance	19	83

(i)
Allowances recognized for expected credit losses on our related party loan and trade receivables following adoption of accounting standard update
2016-13
– Measurement of Credit Losses on Financial Instruments. Refer to Note 5
–
“Current expected credit losses” for details.

Related party payable balances
The below table provides an analysis of related party payable balances for periods presented in this report.

(In $ millions)	December 31, 2021	December 31, 2020
Liabilities from Seadrill to SFL (k)	503	426
Trading balances (l)	—	7

Total related party liabilities	503	433

Of which:
Amounts due to related parties – current	—	7
Long-term debt due to related parties	—	426
Liabilities subject to compromise	503	—
On filing for Chapter 11, our prepetition related party payables were reclassified to “liabilities subject to compromise” in our Consolidated Balance Sheets at December 31, 2021. For further information on our bankruptcy proceedings refer to Note 4 – Chapter 11 of our Consolidated Financial Statements included herein.
(k) The liabilities to SFL represented $1.1 billion of lease liabilities between Seadrill and certain special purpose vehicles (“SPVs”), that are legal subsidiaries, of SFL. Seadrill consolidated these SPVs under the variable interest model until December 2020, when their deconsolidation was triggered by default on the leases. Refer to Note 4 – Chapter 11 for further details. On deconsolidation, Seadrill recognized the lease liabilities at a significant discount, reflecting its credit position at the time.
The following table provides a summary of the lease liabilities to SFL as at December 31, 2021 and December 31, 2020.

(In $ millions)	December 31, 2021	December 31, 2020
West Taurus lease liability	345	147
West Linus lease liability	158	142
West Hercules lease liability	—	137

Total lease liabilities to SFL	503	426

The lease on the
West Taurus
was rejected through the bankruptcy court which resulted in a remeasurement of the liability to its expected claim value, which will be extinguished on emergence from Chapter 11.
The
West Hercules
and
West Linus
leases were modified in August 2021 and February 2022 respectively, with the associated liabilities being derecognized at the point of lease amendment. See Note 34 – Subsequent events for more details on the
West Linus
.
(l) Trading balances in 2020 primarily included related party payables due to Aquadrill and SeaMex. As part of the settlement agreement with Aquadrill all claims on pre-petition
positions held were waived.
Other related party transactions
We have made certain guarantees over the performance of Northern Ocean and Sonadrill on behalf of customers. We have not recognized a liability for any of the above guarantees as we did not consider it to be probable that the guarantees would be called.